Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY	Dec. 31, 2010 Series A preferred shares CNY	Dec. 31, 2010 Series B preferred shares CNY	Dec. 31, 2011 Class A Ordinary Shares USD ($)	Dec. 31, 2011 Class A Ordinary Shares CNY	Dec. 31, 2011 Class B Ordinary Shares USD ($)	Dec. 31, 2011 Class B Ordinary Shares CNY
Current assets:
Cash and cash equivalents	$ 65,204	[1]	410,389	[1]	83,256
Restricted cash	727		4,578		4,441
Accounts receivable (net of allowance for doubtful accounts of RMB2,453 and RMB2,121 (US$337) as of December 31, 2010 and 2011, respectively)	23,455		147,624		76,373
Short-term investments	142,128		894,540
Prepaid expenses and other current assets	7,559		47,575		14,369
Deferred tax assets	774		4,872		2,055
Amounts due from related parties	6,616		41,643		13,463
Total current assets	246,463		1,551,221		193,957
Non-current assets:
Property and equipment, net	72,115		453,883		197,015
Intangible assets, net	25,332		159,439		157,086
Goodwill	34,547		217,436		170,171
Deferred tax assets	2,029		12,773		7,358
Long-term investment	1,303		8,200
Total non-current assets	135,326		851,731		531,630
Total assets	381,789		2,402,952		725,587
Current liabilities:
Short-term bank borrowings (including short-term bank borrowings of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB35,000 and RMB100,000 (US$15,888) as of December 31, 2010 and 2011, respectively)	15,888		100,000		35,000
Accounts payable (including accounts payable of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB49,766 and RMB82,008 (US$13,030) as of December 31, 2010 and 2011, respectively)	13,049		82,131		49,792
Notes payable (including notes payable of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB4,441 and RMB4,578 (US$727) as of December 31, 2010 and 2011, respectively)	727		4,578		4,441
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB30,071 and RMB96,189 (US$15,283) as of December 31, 2010 and 2011, respectively)	19,753		124,326		30,962
Advances from customers (including advance from customers of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB17,316 and RMB23,238 (US$3,692) as of December 31, 2010 and 2011, respectively)	3,692		23,238		17,316
Income tax payable (including income tax payables of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB3,545 and RMB5,634 (US$895) as of December 31, 2010 and 2011, respectively)	895		5,634		3,545
Amounts due to related parties (including amount due to related parties of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB53,679 and RMB96,618 (US$15,351) as of December 31, 2010 and 2011, respectively)	15,351		96,618		53,679
Current portion of capital lease obligations (including current portion of capital lease obligations of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB15,824 and RMB26,012 (US$4,133) as of December 31, 2010 and 2011, respectively)	4,133		26,012		15,824
Total current liabilities	73,488		462,537		210,559
Non-current liabilities:
Amount due to related parties (including current portion of amount due to related parties of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB126,331 and RMB124,493 (US$19,780) as of December 31, 2010 and 2011, respectively)	19,780		124,493		126,331
Non-current portion of capital lease obligations (including non-current portion of capital lease obligations of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB58,190 and RMB73,896 (US$11,741) as of December 31, 2010 and 2011, respectively)	11,741		73,896		58,190
Unrecognized tax benefits (including unrecognized tax benefits of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB5,482 and RMB26,712 (US$4,244) as of December 31, 2010 and 2011, respectively)	4,258		26,801		5,575
Deferred tax liabilities (including deferred tax liabilities of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB37,949 and RMB39,682 (US$6,305) as of December 31, 2010 and 2011, respectively)	6,305		39,682		37,949
Deferred government grants (including deferred government grants of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB5,400 and RMB5,819 (US$925) as of December 31, 2010 and 2011, respectively)	925		5,819		5,400
Total non-current liabilities	43,009		270,691		233,445
Total liabilities	116,497		733,228		444,004
Commitments and contingencies
Mezzanine equity:
Mezzanine Equity					991,110	355,680	635,430
Shareholders' (deficit) equity:
Ordinary shares					7			2	13	2	10
Additional paid-in capital	520,767		3,277,658		512,225
Accumulated other comprehensive income (loss)	(8,704)		(54,779)		1,474
Statutory reserves	2,516		15,837		14,143
Accumulated deficit	(225,324)		(1,418,167)		(1,357,747)
Treasury stock	(26,695)		(168,018)
Total 21Vianet Group, Inc. shareholders' (deficit) equity	262,564		1,652,554		(829,898)
Non-controlling interest	2,728		17,170		120,371
Total shareholders' (deficit) equity	265,292		1,669,724		(709,527)
Total liabilities, mezzanine equity and shareholders' (deficit) equity	$ 381,789		2,402,952		725,587

[1]	As of December 31, 2011, besides these cash and cash equivalents, the Company also holds fixed rate time deposits with maturities greater than three months of RMB894,540,000 (US$142,128,000).